Income Taxes - Net operating loss carryforward (Details) - Dec. 31, 2020 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	¥ 834.6	$ 127.9
Net operating tax loss carryforward, expire in 2021	44.8
Net operating tax loss carryforward, expire in 2022	63.4
Net operating tax loss carryforward, expire in 2023	194.1
Net operating tax loss carryforward, expire in 2024	416.7
Net operating tax loss carryforward, expire in 2025	¥ 115.6